Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Balances of Significant Transactions
The balances of significant transactions are set out in the following table:

	12.31.2019		12.31.2018
	Assets	Liabilities	Assets	Liabilities
Joint ventures and associates
Petrobras Distribuidora (BR)	224	47	—	—
Natural Gas Transportation Companies	150	717	92	336
State-controlled gas distributors (joint ventures)	338	104	307	114
Petrochemical companies (associates)	47	29	90	7
Other associates and joint ventures	35	203	193	408

Subtotal	794	1,100	682	865

Brazilian government – Parent and its controlled entities
Government bonds	1,580	—	1,958	—
Banks controlled by the Brazilian Government	8,584	4,904	7,445	10,332
Receivables from the Electricity sector (note 13.4)	334	—	4,400	—
Petroleum and alcohol account - receivables from the Brazilian Government	304	—	307	—
Diesel Price Subsidy Program	—	—	400	—
Brazilian Federal Government - dividends	—	417	—	324
Empresa Brasileira de Administração de Petróleo e Gás Natural – Pré-Sal Petróleo S.A. – PPSA	—	20	—	144
Others	45	43	64	121

Subtotal	10,847	5,384	14,574	10,921

Pension plans	60	110	59	96

Total	11,701	6,594	15,315	11,882

Current	2,849	1,904	4,345	2,528
Non-Current	8,852	4,690	10,970	9,354

Total	11,701	6,594	15,315	11,882

(*)	Purchase of crude oil and natural gas and Production Individualization Agreements (AIPs).

The income/expenses of significant transactions are set out in the following table:

	2019	2018	2017
	Jan-Dec	Jan-Dec	Jan-Dec
Joint ventures and associates
Petrobras Distribuidora (BR)	7,242	—	—
Natural Gas Transportation Companies	(1,858)	(932)	(1,040)
State-controlled gas distributors (joint ventures)	2,812	2,306	2,203
Petrochemical companies (associates)	2,926	3,762	3,847
Other associates and joint ventures	208	36	407

Subtotal	11,330	5,172	5,417

Brazilian government – Parent and its controlled entities
Government bonds	107	109	153
Banks controlled by the Brazilian Government	(652)	(902)	(1,466)
Receivables from the Electricity sector (note 5.4)	300	1,713	643
Petroleum and alcohol account - receivables from the Brazilian Government	8	92	1
Diesel Price Subsidy Program	—	1,559	—
Brazilian Federal Government - dividends	(4)	3	—
Empresa Brasileira de Administração de Petróleo e Gás Natural – Pré-Sal Petróleo S.A. – PPSA	(110)	(461)	—
Others	(130)	144	227

Subtotal	(482)	2,257	(442)

Total	10,848	7,429	4,975

Revenues, mainly sales revenues	13,748	8,733	7,517
Purchases and services	(2,591)	(2,239)	(1,588)
Foreign exchange and inflation indexation charges, net	(395)	(316)	239
Finance income (expenses), net	87	1,251	(1,193)

Total	10,848	7,429	4,975

Summary of Compensation of Employees (Including Those Occupying Managerial Positions) and Officers
The compensation of employees (including those occupying managerial positions) and officers in December 2019 and December 2018 were:

Compensation of employees, excluding officers (amounts in U.S. dollars)	Dec/2019	Dec/2018
Lowest compensation	928	973
Average compensation	4,985	4,961
Highest compensation	26,602	27,219
Compensation of highest paid Petrobras officer	28,038	30,659

Summary of Total Compensation of Executive Officers and Board Members of Petrobras Parent Company
The compensation of Executive Officers and Board Members of Petrobras parent company, which are based on the assumptions governed by the Secretariat of Management and Governance of the State-owned Companies (Secretaria de Coordenação e Governança das Empresas Estatais – SEST) and the Ministry of Mines and Energy, is set out as follows

	Jan-Dec/2019			Jan-Dec/2018
	Officers	Board members	Total	Officers	Board members	Total
Wages and short-term benefits	2.9	0.3	3.2	3.6	0.4	4.0
Social security and other employee-related taxes	1.0	—	1.0	1.0	—	1.0
Post-employment benefits (pension plan)	0.4	—	0.4	0.3	—	0.3
Variable compensation	2.8	—	2.8	1.4	—	1.4
Benefits due to termination of tenure	0.4	—	0.4	0.5	—	0.5

Total compensation recognized in the statement of income	7.5	0.3	7.8	6.8	0.4	7.2

Total compensation paid	6.0	—	6.0	4.9	0.4	5.3

Average number of members in the period (*)	7.67	9.75	17.42	7.92	10.08	18.00
Average number of paid members in the period (**)	7.67	5.00	12.67	7.92	6.00	13.92

(*)	Monthly average number of members.
(**)	Monthly average number of paid members.